Shareholders' Equity (Details) $ / shares in Units, ¥ in Thousands							1 Months Ended									7 Months Ended	12 Months Ended
	Mar. 14, 2022 USD ($) shares	Mar. 10, 2022 USD ($) shares	Mar. 04, 2022 USD ($) shares	Nov. 12, 2021 USD ($) shares	Oct. 14, 2021 USD ($) shares	Mar. 04, 2019 $ / shares shares	Dec. 27, 2022 USD ($) $ / shares shares	Jan. 20, 2022 USD ($) shares	Oct. 20, 2021 USD ($) shares	Oct. 20, 2021 CNY (¥) shares	Jun. 25, 2021 USD ($) shares	Jun. 21, 2021 USD ($) shares	Oct. 31, 2019	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Mar. 31, 2021 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) shares	Apr. 21, 2022 shares	Jan. 12, 2022 USD ($)	Oct. 21, 2021 USD ($) shares	Mar. 15, 2021 USD ($) shares	Oct. 25, 2019 USD ($) $ / shares shares	Mar. 31, 2019 shares	Feb. 09, 2018 $ / shares shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued (in Shares)			10,000,000																						23,000,000
Equity interest, percentage									70.00%	70.00%							100.00%
Ordinary shares authorized (in Shares)						100,000,000
Preferred stock, shares authorized (in Shares)						10,000,000											500,000	500,000	500,000
Cancelled ordinary shares (in Shares)						77,223,100
Additional ordinary shares (in Shares)						223,100
Share per price (in Dollars per share) | $ / shares							$ 2
Ordinary shares issued (in Shares)																5,100,000
Total purchase consideration amounted | $			$ 12,000,000													$ 10,965,703
Net proceeds | $																10,725,700
Ordinary shares issued (in Shares)																							381,580
Compensation cost | $																							$ 778,423
Total consideration amount		$ 6,720,000	8,000,000		$ 99,843				$ 7,500,000	¥ 48,000	$ 2,157,600	$ 351,796
Net proceeds | $								$ 10,000,000			$ 2,157,600
Consideration amount	$ 6,000,000								$ 16,100,000	¥ 103,000
Issued an aggregate of ordinary shares (in Shares)				4,200,000
Total compensation cost | $	$ 7,081,250		3,560,000	$ 3,736,320																	$ 634,592
Preferred stock, shares issued (in Shares)																	0	0	0
Aggregate shares | $			$ 10,000,000
Commissions and offering expenses | $		$ 6,720,000
Company’s ordinary shares description																	a Share Consolidation of the Company’s ordinary shares at a ratio of one-for-twenty (the “Share Consolidation”) was effected as determined by the Board of Directors. At the time the Share Consolidation is effective, our authorized ordinary shares will be consolidated at the same ratio. The authorized share capital of the Company shall be decreased from an authorized share capital of US$50,000 divided into 70,000,000 Class A ordinary shares, par value US$0.0005 each, 20,000,000 Class B ordinary shares, par value US$0.0005 each, and 10,000,000 preferred shares with a par value of US$0.0005 each to an authorized share capital of US$50,000 divided into 3,500,000 Class A ordinary shares, par value US$0.01 each, 1,000,000 Class B ordinary shares, par value US$0.01 each, and 500,000 preferred shares, par value US$0.01 each.
Gross proceeds | $							$ 6,000,000
Purchase of equity interest	100.00%		100.00%
Statutory surplus reserve percentage description																	Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. In 2019, $56,077 was appropriated by Fujian Happiness to the statutory surplus reserve and the statutory reserve reached 50% of its registered capital. In 2020, no statutory surplus was appropriated.
Statutory surplus reserve | $																$ 5,558,669	$ 20,714,673	$ 19,978,449
Statutory laws amounted | $																	$ 7,622,765	$ 7,622,765
Description of warrant																	the Company granted to the underwriters warrants to purchase up to a total of 184,000 ordinary shares (equal to 8% of the aggregate number of ordinary shares sold in the offering, if over-allotment shares are placed by the underwriters. Without over-allotment share issuance, a total of 160,000 warrants will be granted). The warrants will be exercisable at an exercise price equal to one hundred twenty percent (120%) of the offering price, in whole or in parts, at any time from issuance and expire five (5) years from the effective date of the offering.
Hekangyuan [Member]
Shareholders' Equity (Details) [Line Items]
Equity interest, percentage			100.00%
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.0005
Ordinary shares authorized (in Shares)						50,000
Percentage of subsidiaries																	30.00%		30.00%
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares						$ 1
Ordinary shares authorized (in Shares)						90,000,000
Percentage of subsidiaries																	49.00%		49.00%
PRC [Member]
Shareholders' Equity (Details) [Line Items]
Retained earnings																	$ 39,210,000		¥ 269,460
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																								$ 0.0005
Ordinary shares authorized (in Shares)																								2,000,000
Share per price (in Dollars per share) | $ / shares																								$ 5.5
Total gross proceeds | $																								$ 11,000,000
Total net proceeds | $																								$ 9,342,339
Closing purchase percentage													15.00%
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued (in Shares)																	7,724,675	67,004,583	7,724,675
Ordinary shares par value (in Dollars per share) | $ / shares																	$ 0.01	$ 0.0005
Ordinary shares authorized (in Shares)																	350,000,000	70,000,000	350,000,000
Ordinary shares issued (in Shares)	1,375,000										1,240,000	231,445
Total consideration amount | $	$ 1,375,000							$ 10,000,000
Aggregate amount (in Shares)					113,458
Ordinary shares issued (in Shares)		19,200,000					3,000,000	12,500,000
Ordinary shares, par value | $							$ 0.01
Aggregate shares | $																					$ 1,133,200
Purchase of equity interest				70.00%
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued (in Shares)																	612,255	12,095,100	612,255
Ordinary shares par value (in Dollars per share) | $ / shares																	$ 0.01	$ 0.0005
Ordinary shares authorized (in Shares)																	100,000,000	20,000,000	100,000,000
Fujian Happiness [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued (in Shares)																										50,000
Ordinary shares par value (in Dollars per share) | $ / shares																										$ 1
Ordinary shares authorized (in Shares)						100,000,000
Preferred stock, shares authorized (in Shares)						10,000,000
Ordinary shares issued (in Shares)																						90,000,000
Ordinary shares, par value | $																						$ 0.0005
Ordinary shares authorized (in Shares)																						50,000
Preferred stock, shares issued (in Shares)																						10,000,000
Preferred stock, par value | $																						$ 0.0005
Fujian Happiness [Member] | IPO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized (in Shares)																								2,000,000
Fujian Happiness [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued (in Shares)									4,200,000	4,200,000												70,000,000
Ordinary shares, par value | $																						$ 0.0005
Fujian Happiness [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value | $																						$ 0.0005
Fujian Happiness [Member] | Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares issued (in Shares)																						10,000,000
Preferred stock, par value | $																						$ 0.0005
Fujian Happiness [Member] | Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued (in Shares)																						20,000,000
Ordinary shares, par value | $																						$ 0.0005
Xuezhu Wang [Member] | Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued (in Shares)																				150,000
Two Investors[Member]
Shareholders' Equity (Details) [Line Items]
Cash received from investor														$ 627,628	¥ 4,000